Debt (Related Party) and Interest Expense (Related Party) (Tables)	12 Months Ended
Dec. 31, 2025
Term Loans [Member]
Debt (Related Party) [Line Items]
Schedule of Valuation of Term Loans	The Company used the following inputs in the valuation of Term Loans issued during the years ended December 31, 2025 and 2024:
	Year Ended December 31,
	2025	2024
Principal	$10,000	$20,000
Coupon rate	8.0%	8.0%
Issuance date	3/11/2025 - 6/26/2025	3/4/2024 – 12/11/2024
Interest type	Fixed rate	Fixed rate
Payment frequency	Maturity	Maturity
Interest day count	Actual / 365	Actual / 365
Maturity	3/6/2030	2/27/2029 – 8/27/2029
Market rate (1)	11.7% - 16.4%	9.1% - 18.9%

(1)	Discounted using the interpolated S&P CCC yield curve commensurate with the remaining term of the note.

Warrant [Member]
Debt (Related Party) [Line Items]
Schedule of Valuation of Term Loans

The Company uses the Black-Scholes option model to estimate the fair value of warrants issued in connection with the Term Loans. In applying the Black-Scholes option model, the Company used the following assumptions in the valuation of warrants issued during the years ended December 31, 2025 and 2024:

	Year Ended December 31,
	2025	2024
Risk-free rate	3.7% - 3.9%	3.8% - 4.9%
Expected dividend yield	0%	0%
Expected term (years)	2.0	2.0
Expected volatility	136.0% - 144.0%	42.0% - 49.0%
Stock price and warrant exercise price	$1.35 - $1.48	$1.24 - $3.04

The Company uses the Black-Scholes option model to estimate the fair value of the Term Loan Warrants immediately prior to modification and immediately after in connection with the Voting and Extension Agreement. In applying the Black-Scholes option model, the Company used the following assumptions:

	Assumptions
	Pre-Modification	Post-Modification
Risk-free rate	3.6% - 4.0%	3.6%
Expected dividend yield	0%	0%
Expected term (years)	0.48 - 1.81	3.32
Expected volatility	63.0% - 147.0%	113.0%
Exercise price	$1.24 - $3.05	$1.24 - $3.05
Stock Price	$1.35	$1.35